N-CSRS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders

Kansas Municipal Fund Class A / KSMUX	This semi-annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.98%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$49
Number of Holdings	60
Annual Portfolio Turnover	6%

What did the Fund invest in?

(as of January 31, 2026)
Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	43.1	AAA	0.38
Other Revenue	15.6	AA	77.00
Education	10.1	A	8.82
Utilities	10.0	BBB	3.22
Housing	9.7	NR	10.58
Health Care	5.7
Cash Equivalents and Other	3.6
Transportation	2.2

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?
Additional information is available on the Fund's website, including…
• Prospectus • Financial information • Portfolio Holdings • Proxy voting information • Updated performance information
Website address: www.integrityvikingfunds.com/documents

Kansas Municipal Fund Class I / KSITX	This semi-annual shareholder report contains important information about the Kansas Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.73%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$49
Number of Holdings	60
Annual Portfolio Turnover	6%

What did the Fund invest in?

(as of January 31, 2026)
Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	43.1	AAA	0.38
Other Revenue	15.6	AA	77.00
Education	10.1	A	8.82
Utilities	10.0	BBB	3.22
Housing	9.7	NR	10.58
Health Care	5.7
Cash Equivalents and Other	3.6
Transportation	2.2

* All portfolio holdings are issued securities from the state of Kansas.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?
Additional information is available on the Fund's website, including…
• Prospectus • Financial information • Portfolio Holdings • Proxy voting information • Updated performance information
Website address: www.integrityvikingfunds.com/documents

Maine Municipal Fund Class A / MEMUX	This semi-annual shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.98%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$7
Number of Holdings	19
Annual Portfolio Turnover	0%

What did the Fund invest in?

(as of January 31, 2026)
Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	30.2	AAA	8.93
Housing	22.1	AA	83.46
Other Revenue	19.1	A	7.61
Health Care	18.8
Cash Equivalents and Other	6.1
Transportation	3.7

* All portfolio holdings are issued securities from the state of Maine.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?
Additional information is available on the Fund's website, including…
• Prospectus • Financial information • Portfolio Holdings • Proxy voting information • Updated performance information
Website address: www.integrityvikingfunds.com/documents

Maine Municipal Fund Class I / MEIMX	This semi-annual shareholder report contains important information about the Maine Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.73%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$7
Number of Holdings	19
Annual Portfolio Turnover	0%

What did the Fund invest in?

(as of January 31, 2026)
Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	30.2	AAA	8.93
Housing	22.1	AA	83.46
Other Revenue	19.1	A	7.61
Health Care	18.8
Cash Equivalents and Other	6.1
Transportation	3.7

* All portfolio holdings are issued securities from the state of Maine.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?
Additional information is available on the Fund's website, including…
• Prospectus • Financial information • Portfolio Holdings • Proxy voting information • Updated performance information
Website address: www.integrityvikingfunds.com/documents

Nebraska Municipal Fund Class A / NEMUX	This semi-annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.98%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$27
Number of Holdings	41
Annual Portfolio Turnover	1%

What did the Fund invest in?

(as of January 31, 2026)
Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	55.6	AAA	12.45
Utilities	13.8	AA	57.82
Education	12.4	A	9.94
Housing	12.2	NR	19.79
Other Revenue	4.3
Cash Equivalents and Other	1.7

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?
Additional information is available on the Fund's website, including…
• Prospectus • Financial information • Portfolio Holdings • Proxy voting information • Updated performance information
Website address: www.integrityvikingfunds.com/documents

Nebraska Municipal Fund Class I / NEITX	This semi-annual shareholder report contains important information about the Nebraska Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.73%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$27
Number of Holdings	41
Annual Portfolio Turnover	1%

What did the Fund invest in?

(as of January 31, 2026)
Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	55.6	AAA	12.45
Utilities	13.8	AA	57.82
Education	12.4	A	9.94
Housing	12.2	NR	19.79
Other Revenue	4.3
Cash Equivalents and Other	1.7

* All portfolio holdings are issued securities from the state of Nebraska.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?
Additional information is available on the Fund's website, including…
• Prospectus • Financial information • Portfolio Holdings • Proxy voting information • Updated performance information
Website address: www.integrityvikingfunds.com/documents

Oklahoma Municipal Fund Class A / OKMUX	This semi-annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.98%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$39
Number of Holdings	57
Annual Portfolio Turnover	7%

What did the Fund invest in?

(as of January 31, 2026)
Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	70.0	AAA	11.20
Housing	13.7	AA	23.23
Transportation	5.2	A	22.96
Cash Equivalents and Other	5.0	BBB	20.64
Utilities	2.0	NR	21.97
General Obligation	1.6
Education	1.3
Health Care	1.2

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?
Additional information is available on the Fund's website, including…
• Prospectus • Financial information • Portfolio Holdings • Proxy voting information • Updated performance information
Website address: www.integrityvikingfunds.com/documents

Oklahoma Municipal Fund Class I / OKMIX	This semi-annual shareholder report contains important information about the Oklahoma Municipal Fund. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.73%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$39
Number of Holdings	57
Annual Portfolio Turnover	7%

What did the Fund invest in?

(as of January 31, 2026)
Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
Other Revenue	70.0	AAA	11.20
Housing	13.7	AA	23.23
Transportation	5.2	A	22.96
Cash Equivalents and Other	5.0	BBB	20.64
Utilities	2.0	NR	21.97
General Obligation	1.6
Education	1.3
Health Care	1.2

* All portfolio holdings are issued securities from the state of Oklahoma.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?
Additional information is available on the Fund's website, including…
• Prospectus • Financial information • Portfolio Holdings • Proxy voting information • Updated performance information
Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for Montana Class A / VMTTX	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.98%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$53
Number of Holdings	79
Annual Portfolio Turnover	4%

What did the Fund invest in?

(as of January 31, 2026)
Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	42.0	AA	67.65
Housing	20.7	A	24.16
Other Revenue	14.4	BBB	0.64
Health Care	12.8	NR	7.55
Education	6.0
Cash Equivalents and Other	3.1
Transportation	1.0

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?
Additional information is available on the Fund's website, including…
• Prospectus • Financial information • Portfolio Holdings • Proxy voting information • Updated performance information
Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for Montana Class I / VMTIX	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for Montana. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.73%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$53
Number of Holdings	79
Annual Portfolio Turnover	4%

What did the Fund invest in?

(as of January 31, 2026)
Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	42.0	AA	67.65
Housing	20.7	A	24.16
Other Revenue	14.4	BBB	0.64
Health Care	12.8	NR	7.55
Education	6.0
Cash Equivalents and Other	3.1
Transportation	1.0

* All portfolio holdings are issued securities from the state of Montana.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?
Additional information is available on the Fund's website, including…
• Prospectus • Financial information • Portfolio Holdings • Proxy voting information • Updated performance information
Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for North Dakota Class A / VNDFX	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$51	0.98%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$19
Number of Holdings	36
Annual Portfolio Turnover	3%

What did the Fund invest in?

(as of January 31, 2026)
Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	35.9	AAA	1.68
Utilities	15.8	AA	50.61
Housing	13.3	A	11.44
Health Care	10.5	BBB	9.48
Education	9.4	NR	26.79
Other Revenue	9.1
Cash Equivalents and Other	6.0

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?
Additional information is available on the Fund's website, including…
• Prospectus • Financial information • Portfolio Holdings • Proxy voting information • Updated performance information
Website address: www.integrityvikingfunds.com/documents

Viking Tax-Free Fund for North Dakota Class I / VNDIX	This semi-annual shareholder report contains important information about the Viking Tax-Free Fund for North Dakota. Period covered: August 1, 2025 through January 31, 2026
SEMI-ANNUAL SHAREHOLDER REPORT Viking Mutual Funds January 31, 2026	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.

What were the Fund costs for the last six months? (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$38	0.73%

^Annualized

What are some key Fund statistics?

(as of January 31, 2026)

Total Net Assets (Millions)	$19
Number of Holdings	36
Annual Portfolio Turnover	3%

What did the Fund invest in?

(as of January 31, 2026)
Sectors*	% Net Assets	Credit Rating Breakdown**	% Net Assets
General Obligation	35.9	AAA	1.68
Utilities	15.8	AA	50.61
Housing	13.3	A	11.44
Health Care	10.5	BBB	9.48
Education	9.4	NR	26.79
Other Revenue	9.1
Cash Equivalents and Other	6.0

* All portfolio holdings are issued securities from the state of North Dakota.

** The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Where can I find additional information about the Fund?
Additional information is available on the Fund's website, including…
• Prospectus • Financial information • Portfolio Holdings • Proxy voting information • Updated performance information
Website address: www.integrityvikingfunds.com/documents

Viking Mutual Funds | January 31, 2026

Item 2. Code of Ethics

The information required by this Item is not required in a semi-annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert

The information required by this Item is not required in a semi-annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services

The information required by this Item is not required in a semi-annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants

The information required by this Item is not required in a semi-annual report on this Form N-CSR.

Item 6. Investments

See Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Report of Independent Registered Public Accounting Firm

The information required by this Item is not required in a semi-annual report on this Form N-CSR.

Viking Mutual Funds | January 31, 2026

Schedule of Investments – January 31, 2026 (unaudited)

Kansas Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.4%)^

Education (10.1%)
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.000% 04/01/2045 CALLABLE @100.000 04/01/2032	1,000,000	$943,520
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.000% 04/01/2046 CALLABLE @100.000 04/01/2032	1,000,000	925,950
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.000% 07/01/2036 CALLABLE @100.000 07/01/2031	2,000,000	2,047,800
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 07/01/2038 CALLABLE @100.000 07/01/2035	275,000	309,389
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 07/01/2040 CALLABLE @100.000 07/01/2035	325,000	360,756
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 07/01/2042 CALLABLE @100.000 07/01/2035	335,000	363,060
		4,950,475
General Obligation (43.1%)
CITY OF BEL AIRE KS 4.000% 11/01/2036 CALLABLE @100.000 11/01/2031	285,000	299,053
CITY OF BELLE PLAINE KS 4.000% 09/01/2027 CALLABLE @100.000 09/01/2026	500,000	500,065
BUTLER COUNTY UNIFIED SCHOOL DISTRICT NO 205 BLUESTEM 5.250% 09/01/2042 CALLABLE @100.000 09/01/2032	1,520,000	1,657,119
BUTLER COUNTY UNIFIED SCHOOL DISTRICT NO 402 AUGUSTA 5.250% 09/01/2042 CALLABLE @100.000 09/01/2034	600,000	660,726
COWLEY COUNTY UNIFIED SCHOOL DISTRICT NO 465 WINFIELD 5.000% 09/01/2048 CALLABLE @100.000 09/01/2033	500,000	520,675
DOUGLAS COUNTY UNIFIED SCHOOL DISTRICT NO 348 BALDWIN CITY 5.000% 09/01/2044 CALLABLE @100.000 09/01/2031	400,000	415,008
DOUGLAS COUNTY UNIFIED SCHOOL DISTRICT NO 491 EUDORA 5.000% 09/01/2042 CALLABLE @100.000 09/01/2032	1,000,000	1,059,520
CITY OF EDGERTON KS 4.000% 08/01/2037 CALLABLE @100.000 08/01/2031	300,000	315,030
CITY OF EMPORIA KS 4.000% 09/01/2038 CALLABLE @100.000 09/01/2032	500,000	522,175
CITY OF GODDARD KS 4.000% 10/01/2045 CALLABLE @100.000 10/01/2032	365,000	337,713
GREELEY COUNTY UNIFIED SCHOOL DISTRICT NO 200 5.250% 09/01/2043 CALLABLE @100.000 09/01/2035	510,000	553,891
HARVEY COUNTY UNIFIED SCHOOL DISTRICT 440 HALSTEAD BENTLEY 5.000% 09/01/2049 CALLABLE @100.000 09/01/2031	1,000,000	1,032,220
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 PERRY 5.500% 09/01/2038 CALLABLE @100.000 09/01/2030	265,000	286,960
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 PERRY 5.500% 09/01/2043 CALLABLE @100.000 09/01/2030	1,000,000	1,056,150
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 PERRY 5.500% 09/01/2048 CALLABLE @100.000 09/01/2030	1,000,000	1,045,470
JOHNSON & MIAMI COUNTIES UNIFIED SCHOOL DISTRICT NO 230 SPRING HILLS 6.000% 09/01/2044 CALLABLE @100.000 09/01/2035	750,000	867,922
JOHNSON & MIAMI COUNTIES UNIFIED SCHOOL DISTRICT NO 230 SPRING HILLS 6.000% 09/01/2045 CALLABLE @100.000 09/01/2035	700,000	800,919
JOHNSON COUNTY UNIFIED SCHOOL DISTRICT NO 231 GARDNER EDGERTON 5.000% 10/01/2042 CALLABLE @100.000 10/01/2034	1,000,000	1,088,100
CITY OF MANHATTAN KS 4.000% 11/01/2044 CALLABLE @100.000 11/01/2034	880,000	852,500
MIAMI COUNTY UNIFIED SCHOOL DISTRICT NO 367 OSAWATOMIE 5.250% 09/01/2042 CALLABLE @100.000 09/01/2034	425,000	463,794
MIAMI COUNTY UNIFIED SCHOOL DISTRICT NO 367 OSAWATOMIE 5.250% 09/01/2043 CALLABLE @100.000 09/01/2034	475,000	513,750
PRATT COUNTY UNIFIED SCHOOL DISTRICT NO 382 PRATT 5.000% 09/01/2038 CALLABLE @100.000 09/01/2033	500,000	558,175
PRATT COUNTY UNIFIED SCHOOL DISTRICT NO 382 PRATT 5.000% 09/01/2042 CALLABLE @100.000 09/01/2033	1,035,000	1,120,139
RAWLINS COUNTY UNIFIED SCHOOL DISTRICT NO 105 4.000% 09/01/2045 CALLABLE @100.000 09/01/2031	1,000,000	957,920
SEDGWICK COUNTY UNIFIED SCHOOL DISTRICT NO 262 VALLEY CENTER 4.500% 09/01/2044 CALLABLE @100.000 09/01/2031	650,000	664,541
SHAWNEE COUNTY UNIFIED SCHOOL DISTRICT NO 372 SILVER LAKE 5.500% 09/01/2043 CALLABLE @100.000 09/01/2030	650,000	689,845
SHAWNEE COUNTY UNIFIED SCHOOL DISTRICT NO 372 SILVER LAKE 5.500% 09/01/2048 CALLABLE @100.000 09/01/2030	780,000	808,907
CITY OF SOUTH HUTCHINSON KS 4.000% 10/01/2038	355,000	355,252
CITY OF WAMEGO KS 5.250% 09/01/2042 CALLABLE @100.000 09/01/2035	845,000	944,533
CITY OF WICHITA KS 4.750% 09/01/2027	180,000	180,031
		21,128,103
Health Care (5.7%)
ASHLAND PUBLIC BUILDING COMMISSION 5.000% 09/01/2030	1,020,000	1,020,275
ASHLAND PUBLIC BUILDING COMMISSION 5.000% 09/01/2035	500,000	500,360
CITY OF COLBY KS 5.500% 07/01/2026	750,000	750,698
UNIVERSITY OF KANSAS HOSPITAL AUTHORITY 5.000% 09/01/2035	500,000	500,235
		2,771,568
Housing (9.7%)
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.700% 03/01/2043	2,000,000	2,072,940
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.170% 11/01/2041	1,426,489	1,459,826
COUNTY OF SHAWNEE KS 4.700% 07/01/2044 CALLABLE @100.000 07/01/2033	700,000	705,565
COUNTY OF SHAWNEE KS 5.000% 07/01/2049 CALLABLE @100.000 07/01/2033	500,000	506,020
		4,744,351
Other Revenue (15.6%)
BLUE VALLEY RECREATION COMMISSION 5.000% 04/01/2045 CALLABLE @100.000 04/01/2035	1,000,000	1,083,240
BLUE VALLEY RECREATION COMMISSION 5.000% 04/01/2045 CALLABLE @100.000 04/01/2035	975,000	1,056,159
DICKSON COUNTY PUBLIC BUILDING COMMISSION 4.000% 08/01/2038 CALLABLE @100.000 08/01/2028	750,000	755,055
CITY OF GARDEN CITY KS 5.375% 06/01/2039 CALLABLE @100.000 06/01/2030	1,500,000	1,527,990
CITY OF MANHATTAN KS 5.000% 12/01/2032	1,000,000	1,000,790
COUNTY OF SHAWNEE KS 5.500% 09/01/2034 CALLABLE @100.000 09/01/2032	210,000	245,333
CITY OF WICHITA KS 4.000% 09/01/2038 CALLABLE @100.000 09/01/2027	760,000	763,108
WYANDOTTE COUNTY KANSAS CITY UNIFIED GOVERNMENT 5.500% 03/01/2041 CALLABLE @100.000 03/01/2035	500,000	498,390
WYANDOTTE COUNTY KANSAS CITY UNIFIED GOVERNMENT 5.250% 03/01/2046 CALLABLE @100.000 03/01/2034	750,000	721,290
		7,651,355
Transportation (2.2%)
STATE OF KANSAS DEPARTMENT OF TRANSPORTATION 5.000% 09/01/2042 CALLABLE @100.000 09/01/2034	1,000,000	1,104,620
		1,104,620
Utilities (10.0%)
CHISHOLM CREEK UTILITY AUTHORITY 4.000% 09/01/2043 CALLABLE @100.000 09/01/2035	1,000,000	966,570
KANSAS MUNICIPAL ENERGY AGENCY 5.000% 04/01/2038 CALLABLE @100.000 04/01/2026	1,000,000	1,003,320
KANSAS POWER POOL 4.000% 12/01/2031	500,000	500,280
KANSAS POWER POOL 4.000% 12/01/2041 CALLABLE @100.000 12/01/2029	500,000	501,765
CITY OF OLATHE KS STORMWATER REVENUE 4.000% 10/01/2044 CALLABLE @100.000 10/01/2032	445,000	435,775
CITY OF WAMEGO KS ELECTRIC UTILITY SYSTEM REVENUE 5.250% 09/01/2041 CALLABLE @100.000 09/01/2035	1,355,000	1,497,099
		4,904,809

TOTAL MUNICIPAL BONDS (COST: $46,523,198)		$47,255,281
OTHER ASSETS LESS LIABILITIES (3.6%)		$1,748,454
NET ASSETS (100.0%)		$49,003,735

^All portfolio securities are issued securities from the state of Kansas.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Schedule of Investments – January 31, 2026 (unaudited)

Maine Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (93.9%)^

General Obligation (30.2%)
CITY OF AUBURN ME 4.000% 09/01/2049 CALLABLE @ 100.000 09/01/2034	215,000	$193,296
TOWN OF BAR HARBOR ME 5.000% 09/01/2049 CALLABLE @ 100.000 09/01/2034	250,000	263,482
CITY OF BATH ME 4.000% 05/01/2044 CALLABLE @ 100.000 05/01/2034	300,000	296,616
TOWN OF GORHAM ME 4.000% 09/01/2040 CALLABLE @ 100.000 09/01/2033	265,000	275,375
CITY OF LEWISTON ME 4.000% 03/15/2037 CALLABLE @ 100.000 03/15/2031	310,000	322,576
MAINE SCHOOL ADMINISTRATIVE DISTRICT NO 51 4.000% 10/15/2029	100,000	100,031
MAINE SCHOOL ADMINISTRATIVE DISTRICT NO 28 4.000% 05/01/2036 CALLABLE @ 100.000 05/01/2028	300,000	306,654
TOWN OF YORK ME 4.000% 10/01/2042 CALLABLE @ 100.000 10/01/2034	165,000	168,140
TOWN OF YORK ME 4.000% 10/01/2043 CALLABLE @ 100.000 10/01/2034	140,000	141,697
		2,067,867
Health Care (18.8%)
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 4.500% 07/01/2031	5,000	5,005
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 4.000% 07/01/2045 CALLABLE @ 100.000 07/01/2030	250,000	236,885
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 5.250% 07/01/2048 CALLABLE @ 100.000 07/01/2033	1,000,000	1,041,910
		1,283,800
Housing (22.1%)
MAINE STATE HOUSING AUTHORITY 4.950% 11/15/2048 CALLABLE @ 100.000 05/15/2033	800,000	805,560
MAINE STATE HOUSING AUTHORITY 4.450% 11/15/2044 CALLABLE @ 100.000 05/15/2033	500,000	501,540
MAINE STATE HOUSING AUTHORITY 4.950% 11/15/2047 CALLABLE @ 100.000 11/15/2031	200,000	202,748
		1,509,848
Other Revenue (19.1%)
CITY OF AUGUSTA ME 5.000% 10/01/2043 CALLABLE @ 100.000 10/01/2033	700,000	746,102
MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	275,000	288,733
MAINE MUNICIPAL BOND BANK 5.000% 11/01/2042 CALLABLE @ 100.000 11/01/2035	250,000	274,663
		1,309,498
Transportation (3.7%)
CITY OF PORTLAND ME GENERAL AIRPORT REVENUE 4.000% 01/01/2040 CALLABLE @ 100.000 01/01/2030	250,000	251,978
		251,978

TOTAL MUNICIPAL BONDS (COST: $6,361,425)		$6,422,991
OTHER ASSETS LESS LIABILITIES (6.1%)		$416,343
NET ASSETS (100.0%)		$6,839,334

^All portfolio securities are issued securities from the state of Maine.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Schedule of Investments – January 31, 2026 (unaudited)

Nebraska Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.3%)^

Education (12.4%)
NEBRASKA STATE COLLEGES 5.000% 07/01/2048 CALLABLE @100.000 07/01/2033	1,000,000	$1,032,050
SOUTHEAST COMMUNITY COLLEGE AREA 5.000% 12/15/2043 CALLABLE @100.000 12/15/2031	1,165,000	1,232,127
SOUTHEAST COMMUNITY COLLEGE AREA 5.000% 12/15/2048 CALLABLE @100.000 12/15/2031	1,000,000	1,024,730
		3,288,907
General Obligation (55.6%)
CITY OF AURORA NE 5.000% 12/15/2028 CALLABLE @100.000 06/15/2026	800,000	804,632
CITY OF BELLEVUE NE 4.000% 09/15/2049 CALLABLE @100.000 09/15/2029	1,000,000	879,270
COUNTY OF BUTLER NE 5.000% 12/01/2043 CALLABLE @100.000 12/01/2028	600,000	613,368
BROKEN BOW PUBLIC SCHOOLS 4.000% 12/15/2044 CALLABLE @100.000 03/18/2029	500,000	473,825
CITY OF DAVID CITY NE 4.350% 06/15/2026	500,000	500,660
FREMONT SCHOOL DISTRICT 5.000% 12/15/2043 CALLABLE @100.000 12/15/2033	675,000	723,836
FREMONT SCHOOL DISTRICT 5.250% 12/15/2044 CALLABLE @100.000 12/15/2033	210,000	228,146
FREMONT SCHOOL DISTRICT 5.250% 12/15/2045 CALLABLE @100.000 12/15/2033	300,000	322,899
FREMONT SCHOOL DISTRICT 5.250% 12/15/2046 CALLABLE @100.000 12/15/2033	395,000	422,034
FREMONT SCHOOL DISTRICT 5.000% 12/15/2048 CALLABLE @100.000 12/15/2033	740,000	768,497
#DOUGLAS COUNTY SANITARY & IMPROVEMENT DISTRICT NO 404 5.000% 11/15/2046 CALLABLE @100.000 05/15/2031	375,000	370,238
WESTSIDE COMMUNITY SCHOOLS 4.375% 12/01/2043 CALLABLE @100.000 12/01/2031	350,000	359,009
FILLMORE COUNTY SCHOOL DISTRICT NO 25 5.000% 06/15/2038 CALLABLE @100.000 06/15/2030	555,000	595,110
COUNTY OF HALL NE 4.000% 12/15/2044 CALLABLE @100.000 06/15/2029	800,000	757,136
CITY OF HARTINGTON NE 4.500% 12/15/2040 CALLABLE @100.000 06/15/2029	200,000	199,802
CITY OF HENDERSON NE 4.600% 12/15/2034 CALLABLE @100.000 12/15/2026	210,000	210,735
CITY OF HENDERSON NE 4.850% 12/15/2036 CALLABLE @100.000 12/15/2026	460,000	461,780
CITY OF HENDERSON NE 5.100% 12/15/2038 CALLABLE @100.000 12/15/2026	500,000	501,690
NANCE COUNTY SCHOOL DISTRICT NO 30 4.000% 12/15/2044 CALLABLE @100.000 06/15/2029	500,000	473,210
NANCE COUNTY SCHOOL DISTRICT NO 30 4.125% 12/15/2049 CALLABLE @100.000 06/15/2029	500,000	455,305
CITY OF NEBRASKA CITY NE 4.150% 07/15/2033 CALLABLE @100.000 07/15/2028	100,000	101,195
CITY OF NEBRASKA CITY NE 5.000% 07/15/2038 CALLABLE @100.000 07/15/2028	540,000	553,084
CITY OF NEBRASKA CITY NE 4.000% 01/15/2036 CALLABLE @100.000 02/22/2029	265,000	265,967
CITY OF NEBRASKA CITY NE 4.350% 01/15/2039 CALLABLE @100.000 02/22/2029	205,000	206,339
OTOE COUNTY SCHOOL DISTRICT NO 501/NE 4.500% 12/15/2043 CALLABLE @100.000 11/01/2028	1,000,000	1,018,510
OTOE COUNTY SCHOOL DISTRICT NO 501/NE 4.750% 12/15/2047 CALLABLE @100.000 11/01/2028	1,000,000	1,009,780
PAPILLION LA VISTA SCHOOL DISTRICT NO 27 5.000% 12/01/2042 CALLABLE @100.000 12/01/2035	500,000	553,865
CITY OF WAHOO NE 4.750% 12/15/2033 CALLABLE @100.000 08/15/2026	320,000	322,963
YORK COUNTY SCHOOL DISTRICT NO 96 4.000% 12/15/2044 CALLABLE @100.000 08/07/2029	625,000	612,688
		14,765,573
Housing (12.2%)
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.500% 09/01/2044 CALLABLE @100.000 09/01/2033	1,000,000	1,003,240
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.700% 09/01/2049 CALLABLE @100.000 09/01/2033	2,000,000	1,998,160
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.550% 09/01/2044 CALLABLE @100.000 09/01/2033	250,000	251,288
		3,252,688
Other Revenue (4.3%)
CITY OF NORTH PLATTE NE 5.000% 12/15/2035 CALLABLE @100.000 06/15/2030	200,000	214,760
CITY OF OMAHA NE RIVERFRONT REDEVELOPMENT SPECIAL TAX REVENUE 4.000% 04/15/2049 CALLABLE @100.000 04/15/2034	1,000,000	924,540
		1,139,300

Viking Mutual Funds | January 31, 2026

Utilities (13.8%)
CUSTER PUBLIC POWER DISTRICT 4.125% 06/01/2039 CALLABLE @100.000 06/01/2029	1,000,000	1,008,270
CITY OF DAVID CITY NE ELECTRIC UTILITY REVENUE 4.400% 12/15/2029 CALLABLE @100.000 09/15/2026	135,000	136,181
CITY OF DAVID CITY NE ELECTRIC UTILITY REVENUE 4.550% 12/15/2034 CALLABLE @100.000 09/15/2026	530,000	535,130
NEBRASKA PUBLIC POWER DISTRICT 5.000% 01/01/2036 CALLABLE @100.000 01/01/2027	2,000,000	2,001,460
		3,681,041

TOTAL MUNICIPAL BONDS (COST: $26,062,338)		$26,127,509
OTHER ASSETS LESS LIABILITIES (1.7%)		$457,302
NET ASSETS (100.0%)		$26,584,811

^All portfolio securities are issued securities from the state of Nebraska.
#When-issued purchase as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Schedule of Investments – January 31, 2026 (unaudited)

Oklahoma Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.0%)^

Education (1.3%)
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 5.000% 06/01/2039	19,000	$19,348
UNIVERSITY OF OKLAHOMA/THE 4.000% 07/01/2040	500,000	500,615
		519,963
General Obligation (1.6%)
CITY OF BROKEN ARROW OK 4.000% 12/01/2038 CALLABLE @ 100.000 12/01/2028	610,000	618,827
		618,827
Health Care (1.2%)
OKLAHOMA COUNTY FINANCE AUTHORITY 4.000% 04/01/2041 CALLABLE @ 100.000 04/01/2031	250,000	252,175
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 4.000% 08/15/2038	250,000	244,562
		496,737
Housing (13.7%)
CLEVELAND COUNTY HOME LOAN AUTHORITY 4.600% 07/01/2049 CALLABLE @ 100.000 07/01/2034	500,000	488,445
CLEVELAND COUNTY HOME LOAN AUTHORITY 4.700% 07/01/2045 CALLABLE @ 100.000 01/01/2036	500,000	500,690
OKLAHOMA HOUSING FINANCE AGENCY 4.450% 09/01/2044 CALLABLE @ 100.000 09/01/2032	2,000,000	2,024,000
OKLAHOMA HOUSING FINANCE AGENCY 4.400% 09/01/2044 CALLABLE @ 100.000 03/01/2033	870,000	875,307
OKLAHOMA HOUSING FINANCE AGENCY 4.600% 09/01/2049 CALLABLE @ 100.000 03/01/2033	1,000,000	990,560
TULSA COUNTY HOME FINANCE AUTHORITY 4.550% 07/01/2049 CALLABLE @ 100.000 07/01/2034	500,000	488,390
		5,367,392
Other Revenue (70.0%)
BRYAN COUNTY SCHOOL FINANCE AUTHORITY 5.000% 12/01/2033	800,000	862,232
BRYAN COUNTY SCHOOL FINANCE AUTHORITY 4.125% 12/01/2037 CALLABLE @ 100.000 12/01/2033	1,000,000	1,010,390
CADDO COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2033	645,000	704,675
CADDO COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2034	735,000	807,199
CADDO COUNTY GOVERNMENTAL BUILDING AUTHORITY 5.000% 09/01/2040 CALLABLE @ 100.000 09/01/2028	1,010,000	1,038,310
CHOUTEAU EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2032	350,000	358,932
CHOUTEAU EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2034	240,000	244,608
CREEK COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.125% 09/01/2048 CALLABLE @ 100.000 09/01/2034	500,000	471,980
CREEK COUNTY PUBLIC FACILITIES AUTHORITY 5.000% 08/01/2048 CALLABLE @ 100.000 08/01/2032	2,000,000	2,014,320
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2033	150,000	155,057
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.375% 09/01/2034	125,000	130,255
DELAWARE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.625% 09/01/2036 CALLABLE @ 100.000 09/01/2035	200,000	208,994
ELLIS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2040 CALLABLE @ 100.000 09/01/2035	715,000	777,748
ELLIS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2045 CALLABLE @ 100.000 09/01/2035	250,000	259,120
GRADY COUNTY SCHOOL FINANCE AUTHORITY 5.125% 12/01/2039 CALLABLE @ 100.000 12/01/2035	500,000	555,645
GRADY COUNTY SCHOOL FINANCE AUTHORITY 5.125% 12/01/2040 CALLABLE @ 100.000 12/01/2035	500,000	549,450
HOBART EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2026	635,000	641,160
HOBART EDUCATIONAL FACILITIES AUTHORITY 4.500% 09/01/2027	340,000	345,858
HOBART EDUCATIONAL FACILITIES AUTHORITY 4.500% 09/01/2028	365,000	374,220
JACKSON COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2031	320,000	321,117
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 4.500% 12/01/2033	1,130,000	1,222,355
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 5.000% 12/01/2038 CALLABLE @ 100.000 12/01/2033	1,000,000	1,078,480
KIOWA COUNTY PUBLIC FACILITIES AUTHORITY 5.125% 12/01/2043 CALLABLE @ 100.000 12/01/2033	1,000,000	1,051,140
LEFLORE COUNTY PUBLIC FACILITY AUTHORITY 4.250% 09/01/2033	525,000	533,668
LEFLORE COUNTY PUBLIC FACILITY AUTHORITY 4.500% 09/01/2036 CALLABLE @ 100.000 09/01/2034	690,000	704,580
LOVE COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.750% 09/01/2037 CALLABLE @ 100.000 09/01/2034	250,000	255,363
MCINTOSH COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2036 CALLABLE @ 100.000 09/01/2035	400,000	442,868
MURRAY COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.750% 09/01/2043 CALLABLE @ 100.000 09/01/2035	600,000	598,410
OKLAHOMA CITY PUBLIC PROPERTY AUTHORITY 5.000% 10/01/2036	230,000	230,124
OKLAHOMA CITY PUBLIC PROPERTY AUTHORITY 5.000% 10/01/2039	835,000	835,534
OKLAHOMA DEVELOPMENT FINANCE AUTHORITY 5.000% 12/01/2043 CALLABLE @ 100.000 12/01/2033	1,630,000	1,717,661
PAYNE COUNTY ECONOMIC DEVELOPMENT AUTHORITY 4.250% 09/01/2034	500,000	504,780
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2034 CALLABLE @ 100.000 09/01/2031	625,000	648,556
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2040 CALLABLE @ 100.000 09/01/2031	1,000,000	993,450
PONTOTOC COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2042 CALLABLE @ 100.000 09/01/2034	1,000,000	1,003,010
ROGERS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.125% 09/01/2036 CALLABLE @ 100.000 09/01/2029	750,000	763,883
ROGERS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.250% 09/01/2038 CALLABLE @ 100.000 09/01/2029	1,000,000	1,007,570
STEPHENS COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2027	400,000	413,152
STEPHENS COUNTY EDUCATIONAL FACILITIES AUTHORITY 4.000% 09/01/2032	665,000	677,156
TULSA STADIUM TRUST 4.000% 12/01/2038 CALLABLE @ 100.000 12/01/2033	500,000	501,975
WASHINGTON COUNTY EDUCATIONAL FACILITIES AUTHORITY 5.000% 09/01/2031	445,000	482,184
		27,497,169
Transportation (5.2%)
OKLAHOMA TURNPIKE AUTHORITY 5.250% 01/01/2048 CALLABLE @ 100.000 01/01/2032	500,000	527,645
TULSA AIRPORTS IMPROVEMENT TRUST 4.000% 06/01/2035 CALLABLE @ 100.000 06/01/2028	1,355,000	1,373,970
TULSA AIRPORTS IMPROVEMENT TRUST 4.000% 06/01/2036 CALLABLE @ 100.000 06/01/2028	145,000	146,324
		2,047,939
Utilities (2.0%)
CLINTON PUBLIC WORKS AUTHORITY 4.000% 12/01/2039	500,000	500,465
OKLAHOMA WATER RESOURCES BOARD 5.000% 10/01/2045 CALLABLE @ 100.000 10/01/2032	280,000	294,053
		794,518

TOTAL MUNICIPAL BONDS (COST: $36,494,746)		$37,342,545
OTHER ASSETS LESS LIABILITIES (5.0%)		$1,950,719
NET ASSETS (100.0%)		$39,293,264

^All portfolio securities are issued securities from the state of Oklahoma.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Schedule of Investments – January 31, 2026 (unaudited)

Viking Tax-Free Fund for Montana

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.9%)^

Education (6.0%)
MONTANA STATE BOARD OF REGENTS 4.000% 11/15/2041 CALLABLE @ 100.000 11/15/2031	400,000	$404,460
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2042 CALLABLE @ 100.000 05/15/2035	1,520,000	1,678,293
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2045 CALLABLE @ 100.000 05/15/2035	500,000	534,650
MONTANA STATE BOARD OF REGENTS 5.000% 11/15/2050 CALLABLE @ 100.000 05/15/2035	500,000	519,485
		3,136,888
General Obligation (42.0%)
CITY OF BELGRADE MT 5.000% 07/01/2034 CALLABLE @ 100.000 07/01/2032	355,000	405,832
CITY OF BOZEMAN MT 4.000% 07/01/2028	540,000	540,648
FERGUS COUNTY HIGH SCHOOL DISTRICT NO 44 MOORE 5.000% 07/01/2039 CALLABLE @ 100.000 01/01/2033	540,000	583,853
FERGUS COUNTY HIGH SCHOOL DISTRICT NO 44 MOORE 5.000% 07/01/2040 CALLABLE @ 100.000 01/01/2033	560,000	602,398
FLATHEAD COUNTY SCHOOL DISTRICT NO 44 WHITEFISH 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2035	540,000	604,276
FLATHEAD COUNTY SCHOOL DISTRICT NO 44 WHITEFISH 5.250% 07/01/2045 CALLABLE @ 100.000 07/01/2035	1,045,000	1,137,200
COUNTY OF GALLATIN MT 5.000% 07/01/2039 CALLABLE @ 100.000 07/01/2033	915,000	1,035,332
COUNTY OF GALLATIN MT 5.000% 07/01/2040 CALLABLE @ 100.000 07/01/2033	640,000	720,877
GALLATIN COUNTY SCHOOL DISTRICT NO 72 OPHIR 4.000% 07/01/2037 CALLABLE @ 100.000 07/01/2030	800,000	831,896
GALLATIN COUNTY SCHOOL DISTRICT NO 27 MONFORTON 4.250% 06/15/2026	150,000	150,210
CITY OF HELENA MT 4.000% 07/01/2042 CALLABLE @ 100.000 07/01/2035	450,000	477,297
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2037 CALLABLE @ 100.000 07/01/2033	235,000	263,980
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2033	160,000	178,050
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2041 CALLABLE @ 100.000 07/01/2033	465,000	506,901
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	300,000	321,300
JUDITH BASIN COUNTY K 12 SCHOOL DISTRICT NO 12 STANFORD 5.250% 07/01/2048 CALLABLE @ 100.000 07/01/2033	450,000	474,358
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	510,000	543,838
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2042 CALLABLE @ 100.000 07/01/2033	320,000	351,325
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2033	350,000	380,677
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2044 CALLABLE @ 100.000 07/01/2033	360,000	388,084
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2033	400,000	431,384
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	635,000	679,240
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2042 CALLABLE @ 100.000 07/01/2033	250,000	274,473
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2043 CALLABLE @ 100.000 07/01/2033	250,000	271,913
LAKE COUNTY SCHOOL DISTRICT NO 23 POLSON 5.250% 07/01/2044 CALLABLE @ 100.000 07/01/2033	420,000	452,764
LAKE MISSOULA & SANDERS COUNTIES ELEMENTARY SCHOOL DISTRICT NO JT & 8 5.000% 07/01/2043 CALLABLE @ 100.000 01/01/2033	1,215,000	1,309,940
COUNTY OF MADISON MT 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2035	250,000	272,965
CITY OF MILES CITY MT 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2034	395,000	427,477
CITY OF MILES CITY MT 5.000% 07/01/2044 CALLABLE @ 100.000 07/01/2034	300,000	318,108
HELLGATE SCHOOL DISTRICT NO 4 5.000% 06/15/2029 CALLABLE @ 100.000 06/15/2027	500,000	519,755
HELLGATE SCHOOL DISTRICT NO 4 5.000% 06/15/2030 CALLABLE @ 100.000 06/15/2027	500,000	518,830
COUNTY OF RAVALLI MT 4.250% 07/01/2030	640,000	640,691
RAVALLI & MISSOULA COUNTIES JOINT SCHOOL DISTRICT NO 15 6 4.000% 07/01/2038 CALLABLE @ 100.000 07/01/2029	250,000	254,067
RAVALLI & MISSOULA COUNTIES JOINT SCHOOL DISTRICT NO 15 6 4.000% 07/01/2039 CALLABLE @ 100.000 07/01/2029	250,000	252,220
SILVER BOW COUNTY SCHOOL DISTRICT NO 1 4.000% 07/01/2038 CALLABLE @ 100.000 07/01/2029	1,960,000	1,994,418
VALLEY COUNTY K 12 SCHOOL DISTRICT NO 1 A GLASGOW/MT 4.250% 07/01/2031	450,000	450,563
YELLOWSTONE AND CARBON COUNTIES SCHOOL DISTRICT NO 7 70 LAUREL 5.000% 07/01/2040 CALLABLE @ 100.000 07/01/2033	330,000	368,224
YELLOWSTONE AND CARBON COUNTIES SCHOOL DISTRICT NO 7 70 LAUREL 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2033	1,395,000	1,521,415
YELLOWSTONE AND CARBON COUNTIES SCHOOL DISTRICT NO 7 70 LAUREL 5.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	600,000	645,804
		22,102,583
Health Care (12.8%)
MONTANA FACILITY FINANCE AUTHORITY 5.000% 07/01/2032 CALLABLE @ 100.000 07/01/2028	1,000,000	1,035,510
MONTANA FACILITY FINANCE AUTHORITY 5.000% 07/01/2033 CALLABLE @ 100.000 07/01/2028	1,000,000	1,039,350
MONTANA FACILITY FINANCE AUTHORITY 5.000% 08/15/2048 CALLABLE @ 100.000 08/15/2028	1,000,000	1,001,830
MONTANA FACILITY FINANCE AUTHORITY 4.000% 01/01/2037 CALLABLE @ 100.000 01/01/2030	200,000	204,982
MONTANA FACILITY FINANCE AUTHORITY 4.000% 01/01/2038 CALLABLE @ 100.000 01/01/2030	1,500,000	1,523,940
MONTANA FACILITY FINANCE AUTHORITY 5.000% 06/01/2028	1,015,000	1,016,056
MONTANA FACILITY FINANCE AUTHORITY 5.000% 06/01/2029	915,000	915,741
		6,737,409
Housing (20.7%)
MONTANA BOARD OF HOUSING 5.100% 12/01/2045 CALLABLE @ 100.000 12/01/2033	750,000	780,382
MONTANA BOARD OF HOUSING 4.450% 12/01/2038 CALLABLE @ 100.000 12/01/2032	1,390,000	1,441,291
MONTANA BOARD OF HOUSING 4.800% 12/01/2043 CALLABLE @ 100.000 12/01/2032	1,325,000	1,340,980
MONTANA BOARD OF HOUSING 4.375% 12/01/2038 CALLABLE @ 100.000 12/01/2032	405,000	414,704
MONTANA BOARD OF HOUSING 4.600% 12/01/2043 CALLABLE @ 100.000 12/01/2032	1,000,000	1,008,030
MONTANA BOARD OF HOUSING 4.850% 12/01/2048 CALLABLE @ 100.000 12/01/2032	500,000	503,105
MONTANA BOARD OF HOUSING 3.950% 12/01/2039 CALLABLE @ 100.000 06/01/2033	1,000,000	1,016,410
MONTANA BOARD OF HOUSING 4.450% 12/01/2044 CALLABLE @ 100.000 06/01/2033	995,000	1,000,920
MONTANA BOARD OF HOUSING 3.900% 12/01/2039 CALLABLE @ 100.000 06/01/2033	495,000	496,173
MONTANA BOARD OF HOUSING 4.300% 12/01/2044 CALLABLE @ 100.000 06/01/2033	795,000	793,577
MONTANA BOARD OF HOUSING 4.400% 12/01/2049 CALLABLE @ 100.000 06/01/2033	1,640,000	1,606,987
MONTANA BOARD OF HOUSING 3.800% 12/01/2038 CALLABLE @ 100.000 06/01/2028	455,000	455,683
		10,858,242
Other Revenue (14.4%)
CITY OF BILLINGS MT 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2033	700,000	756,924
CITY OF BILLINGS MT 5.000% 07/01/2039 CALLABLE @ 100.000 07/01/2033	300,000	324,918
CITY OF BILLINGS MT 4.000% 07/01/2043 CALLABLE @ 100.000 07/01/2033	275,000	267,625
GALLATIN COUNTY RURAL IMPROVEMENT DISTRICT 6.000% 07/01/2030	1,000,000	1,000,970
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.800% 06/30/2041 CALLABLE @ 100.000 06/30/2035	1,160,000	1,228,985
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.850% 06/30/2042 CALLABLE @ 100.000 06/30/2035	580,000	613,367
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 4.950% 06/30/2043 CALLABLE @ 100.000 06/30/2035	505,000	531,846
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.000% 06/30/2044 CALLABLE @ 100.000 06/30/2035	265,000	277,296
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.050% 06/30/2045 CALLABLE @ 100.000 06/30/2035	225,000	233,357
COUNTY OF GALLATIN MT RURAL IMPROVEMENT DISTRICT NO 396 5.100% 06/30/2047 CALLABLE @ 100.000 06/30/2035	510,000	523,209
CITY OF KALISPELL MT 5.000% 07/01/2033 CALLABLE @ 100.000 07/01/2028	500,000	525,865
CITY OF LIVINGSTON MT 4.000% 07/01/2034 CALLABLE @ 100.000 01/01/2029	525,000	534,340
MADISON COUNTY RURAL IMPROVEMENT DISTRICT 6.000% 07/01/2030	640,000	640,646
CITY OF MISSOULA MT 4.750% 07/01/2027	30,000	30,038
CITY OF MISSOULA MT 6.000% 07/01/2030	100,000	100,098
		7,589,484
Transportation (1.0%)
MISSOULA PARKING COMMISSION 4.000% 10/01/2026	340,000	340,041
MISSOULA SPECIAL IMPROVEMENT DISTRICTS/MT 5.400% 07/01/2029	195,000	195,218
		535,259

TOTAL MUNICPAL BONDS (COST: $50,217,345)		$50,959,865
OTHER ASSETS LESS LIABILITIES (3.1%)		$1,639,937
NET ASSETS (100.0%)		$52,599,802

^All portfolio securities are issued securities from the state of Montana.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Schedule of Investments – January 31, 2026 (unaudited)

Viking Tax-Free Fund for North Dakota

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.0%)^

Education (9.4%)
STATE BOARD OF HIGHER EDUCATION OF THE STATE OF NORTH DAKOTA 4.000% 04/01/2035 CALLABLE @ 100.000 04/01/2026	530,000	$526,083
STATE BOARD OF HIGHER EDUCATION OF THE STATE OF NORTH DAKOTA 5.000% 05/01/2049 CALLABLE @ 100.000 05/01/2033	750,000	766,875
UND ALUMNI ASSOCIATION & FOUNDATION 5.000% 05/01/2049 CALLABLE @ 100.000 05/01/2034	500,000	513,910
		1,806,868
General Obligation (35.9%)
FAIRMONT PUBLIC SCHOOL DISTRICT NO 18 4.250% 08/01/2043 CALLABLE @ 100.000 08/01/2031	260,000	262,280
CITY OF FARGO ND 5.000% 05/01/2045 CALLABLE @ 100.000 05/01/2033	500,000	527,945
FARGO PARK DISTRICT 5.000% 05/01/2036 CALLABLE @ 100.000 05/01/2031	750,000	828,773
CITY OF GRAND FORKS ND 5.000% 12/01/2036 CALLABLE @ 100.000 12/01/2033	750,000	856,155
CITY OF HORACE ND 5.000% 05/01/2039 CALLABLE @ 100.000 05/01/2033	650,000	687,161
CITY OF HORACE ND 4.850% 08/01/2026	400,000	400,256
CITY OF HORACE ND 4.750% 05/01/2044 CALLABLE @ 100.000 05/01/2033	500,000	506,535
KILLDEER PUBLIC SCHOOL DISTRICT NO 16 5.000% 08/01/2027	250,000	259,877
CITY OF MAYVILLE ND 5.000% 05/01/2044 CALLABLE @ 100.000 05/01/2031	500,000	500,980
VALLEY CITY PARK DISTRICT 4.800% 01/01/2035 CALLABLE @ 100.000 01/01/2030	145,000	152,280
VALLEY CITY PARK DISTRICT 5.400% 01/01/2043 CALLABLE @ 100.000 01/01/2030	200,000	207,866
WAHPETON PUBLIC SCHOOL DISTRICT NO 37 4.000% 08/01/2040 CALLABLE @ 100.000 08/01/2031	250,000	255,260
WAHPETON PUBLIC SCHOOL DISTRICT NO 37 4.000% 08/01/2043 CALLABLE @ 100.000 08/01/2031	285,000	285,413
CITY OF WEST FARGO ND 4.000% 05/01/2047 CALLABLE @ 100.000 05/01/2034	880,000	811,624
WEST FARGO PUBLIC SCHOOL DISTRICT NO 6 5.000% 08/01/2026	300,000	303,783
		6,846,188
Health Care (10.5%)
COUNTY OF CASS ND 4.250% 02/15/2043 CALLABLE @ 100.000 02/15/2028	1,290,000	1,267,580
CITY OF GRAND FORKS ND 5.000% 12/01/2037 CALLABLE @ 100.000 12/01/2027	130,000	132,391
CITY OF GRAND FORKS ND 4.750% 12/01/2027 CALLABLE @ 100.000 12/01/2026	350,000	350,665
CITY OF GRAND FORKS ND 5.000% 12/01/2036 CALLABLE @ 100.000 12/01/2026	255,000	255,844
		2,006,480
Housing (13.3%)
NORTH DAKOTA HOUSING FINANCE AGENCY 4.650% 07/01/2038 CALLABLE @ 100.000 01/01/2033	1,000,000	1,039,810
NORTH DAKOTA HOUSING FINANCE AGENCY 4.550% 07/01/2044 CALLABLE @ 100.000 07/01/2033	500,000	503,680
NORTH DAKOTA HOUSING FINANCE AGENCY 4.650% 07/01/2044 CALLABLE @ 100.000 07/01/2033	1,000,000	1,005,450
		2,548,940
Other Revenue (9.1%)
CITY OF FARGO ND 4.000% 12/01/2044 CALLABLE @ 100.000 12/01/2034	300,000	290,064
MANDAN PARK DISTRICT 4.625% 05/01/2040 CALLABLE @ 100.000 05/01/2030	280,000	284,133
MANDAN PARK DISTRICT 4.750% 05/01/2043 CALLABLE @ 100.000 05/01/2030	165,000	165,521
NORTH DAKOTA PUBLIC FINANCE AUTHORITY 5.000% 06/01/2031	240,000	240,166
WILLISTON PARKS & RECREATION DISTRICT 4.500% 12/01/2045 CALLABLE @ 100.000 12/01/2034	750,000	751,567
		1,731,451

Viking Mutual Funds | January 31, 2026

Utilities (15.8%)
CASS RURAL WATER USERS DISTRICT 4.150% 05/01/2039 CALLABLE @ 100.000 05/01/2031	500,000	491,945
CASS RURAL WATER USERS DISTRICT 4.400% 05/01/2038 CALLABLE @ 100.000 05/01/2031	150,000	153,378
CASS RURAL WATER USERS DISTRICT 4.625% 05/01/2040 CALLABLE @ 100.000 05/01/2031	835,000	855,458
CASS RURAL WATER USERS DISTRICT 4.170% 05/01/2035 CALLABLE @ 100.000 05/01/2030	815,000	838,798
CASS RURAL WATER USERS DISTRICT 4.375% 05/01/2038 CALLABLE @ 100.000 05/01/2030	365,000	372,716
NORTH DAKOTA PUBLIC FINANCE AUTHORITY 5.000% 10/01/2043 CALLABLE @ 100.000 10/01/2034	280,000	305,606
		3,017,901

TOTAL MUNICIPAL BONDS (COST: $17,734,165)		$17,957,828
OTHER ASSETS LESS LIABILITIES (6.0%)		$1,137,542
NET ASSETS (100.0%)		$19,095,370

^All portfolio securities are issued securities from the state of North Dakota.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Statements of Assets and Liabilities – as of January 31, 2026 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$46,523,198	$6,361,425	$26,062,338

Investments in securities, at value	$47,255,281	$6,422,991	$26,127,509
Cash and cash equivalents	984,525	367,983	677,610
Receivable for Fund shares sold	115	13	9
Accrued interest receivable	858,971	67,448	210,553
Receivable from affiliate	8,121	4,705	6,443
Prepaid expenses	273	8	–
Total assets	$49,107,286	$6,863,148	$27,022,124

LIABILITIES
Payable for securities purchased	$–	$–	$370,200
Payable for Fund shares redeemed	17,921	2,537	21,391
Distributions payable	18,531	2,412	10,642
Trustees’ fees payable	598	81	319
Payable to affiliates	44,409	9,816	25,419
Accrued expenses	22,092	8,968	9,342
Total liabilities	$103,551	$23,814	$437,313

NET ASSETS	$49,003,735	$6,839,334	$26,584,811

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$55,749,095	$8,330,416	$32,082,788
Distributable earnings (accumulated losses)	(6,745,360)	(1,491,082)	(5,497,977)

NET ASSETS	$49,003,735	$6,839,334	$26,584,811

Net Assets - Class A	$41,918,160	$6,671,789	$22,386,795
Net Assets - Class I	$7,085,575	$167,545	$4,198,016
Shares outstanding - Class A	4,353,819	705,735	2,429,021
Shares outstanding - Class I	735,557	17,706	455,580
Net asset value per share - Class A*	$9.63	$9.45	$9.22
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$9.88	$9.69	$9.46
Net asset value per share - Class I	$9.63	$9.46	$9.21

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Statements of Assets and Liabilities (continued) – as of January 31, 2026 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$36,494,746	$50,217,345	$17,734,165

Investments in securities, at value	$37,342,545	$50,959,865	$17,957,828
Cash and cash equivalents	1,484,420	1,460,828	704,395
Security sales receivable	–	–	249,153
Receivable for Fund shares sold	–	42	–
Accrued interest receivable	555,807	291,722	213,280
Receivable from affiliate	7,061	8,166	5,594
Prepaid expenses	188	275	69
Total assets	$39,390,021	$52,720,898	$19,130,319

LIABILITIES
Payable for Fund shares redeemed	38,334	31,322	2,367
Distributions payable	8,966	30,130	5,996
Trustees’ fees payable	445	609	207
Payable to affiliates	36,544	46,048	19,648
Accrued expenses	12,468	12,987	6,731
Total liabilities	$96,757	$121,096	$34,949

NET ASSETS	$39,293,264	$52,599,802	$19,095,370

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$45,476,356	$61,498,018	$23,232,481
Distributable earnings (accumulated losses)	(6,183,092)	(8,898,216)	(4,137,111)

NET ASSETS	$39,293,264	$52,599,802	$19,095,370

Net Assets - Class A	$35,982,762	$40,994,364	$14,981,882
Net Assets - Class I	$3,310,502	$11,605,438	$4,113,488
Shares outstanding - Class A	3,372,185	4,470,086	1,686,864
Shares outstanding - Class I	310,027	1,265,558	463,044
Net asset value per share - Class A*	$10.67	$9.17	$8.88
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$10.94	$9.41	$9.11
Net asset value per share - Class I	$10.68	$9.17	$8.88

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Statements of Operations – for the six months ended January 31, 2026 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$1,079,637	$140,227	$607,219
Total investment income	$1,079,637	$140,227	$607,219

EXPENSES
Investment advisory fees	$128,097	$17,645	$70,268
Distribution (12b-1) fees - Class A	55,157	8,616	30,327
Transfer agent fees	33,768	7,260	19,889
Administrative service fees	56,032	25,105	39,840
Professional fees	2,619	1,362	1,241
Reports to shareholders	91	639	277
License, fees, and registrations	1,648	2,381	1,280
Audit fees	7,973	4,040	5,810
Trustees’ fees	3,007	482	1,637
Transfer agent out-of-pockets	1,629	601	1,067
Legal fees	184	–	–
Insurance expense	552	111	184
Total expenses	$290,757	$68,242	$171,820
Less expenses waived or reimbursed (See Note 7)	(48,700)	(33,886)	(39,014)
Total net expenses	$242,057	$34,356	$132,806

NET INVESTMENT INCOME (LOSS)	$837,580	$105,871	$474,413

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(9,452)	$(2,740)	$(120,773)
Net change in unrealized appreciation (depreciation) of investments	2,312,738	306,999	1,236,659
Net realized and unrealized gain (loss) on investments	$2,303,286	$304,259	$1,115,886

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,140,866	$410,130	$1,590,299

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Statements of Operations (continued) – for the six months ended January 31, 2026 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$851,903	$1,068,050	$379,731
Total investment income	$851,903	$1,068,050	$379,731

EXPENSES
Investment advisory fees	$100,021	$137,249	$47,300
Distribution (12b-1) fees - Class A	46,668	54,525	18,996
Transfer agent fees	27,030	35,965	14,377
Administrative service fees	48,170	58,594	33,409
Professional fees	1,838	2,527	1,057
Reports to shareholders	277	184	277
License, fees, and registrations	1,375	1,428	527
Audit fees	6,972	8,511	4,962
Trustees’ fees	2,301	3,072	1,032
Transfer agent out-of-pockets	974	1,488	649
Insurance expense	277	370	92
Total expenses	$235,903	$303,913	$122,678
Less expenses waived or reimbursed (See Note 7)	(43,294)	(49,118)	(34,615)
Total net expenses	$192,609	$254,795	$88,063

NET INVESTMENT INCOME (LOSS)	$659,294	$813,255	$291,668

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(162,921)	$(408)	$(3,375)
Net change in unrealized appreciation (depreciation) of investments	2,171,665	2,360,501	892,491
Net realized and unrealized gain (loss) on investments	$2,008,744	$2,360,093	$889,116

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,668,038	$3,173,348	$1,180,784

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Statements of Changes in Net Assets – for the six months ended January 31, 2026 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$837,580	$105,871	$474,413
Net realized gain (loss) from investment transactions	(9,452)	(2,740)	(120,773)
Net change in unrealized appreciation (depreciation) of investments	2,312,738	306,999	1,236,659
Net increase (decrease) in net assets resulting from operations	$3,140,866	$410,130	$1,590,299

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(713,407)	$(103,012)	$(405,249)
Distributions - Class I	(123,952)	(2,685)	(69,165)
Total distributions	$(837,359)	$(105,697)	$(474,414)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$400,963	$109,146	$572,541
Proceeds from sale of shares - Class I	495,525	2,000	710,340
Proceeds from reinvested dividends - Class A	663,262	88,905	344,613
Proceeds from reinvested dividends - Class I	58,619	2,685	61,921
Cost of shares redeemed - Class A	(5,669,317)	(770,156)	(4,802,515)
Cost of shares redeemed - Class I	(543,806)	(1,843)	(380,219)
Net increase (decrease) in net assets resulting from capital share transactions	$(4,594,754)	$(569,263)	$(3,493,319)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,291,247)	$(264,830)	$(2,377,434)
NET ASSETS, BEGINNING OF PERIOD	51,294,982	7,104,164	28,962,245
NET ASSETS, END OF PERIOD	$49,003,735	$6,839,334	$26,584,811

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Statements of Changes in Net Assets (continued) – for the six months ended January 31, 2026 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$659,294	$813,255	$291,668
Net realized gain (loss) from investment transactions	(162,921)	(408)	(3,375)
Net change in unrealized appreciation (depreciation) of investments	2,171,665	2,360,501	892,491
Net increase (decrease) in net assets resulting from operations	$2,668,038	$3,173,348	$1,180,784

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(611,439)	$(634,051)	$(230,022)
Distributions - Class I	(47,240)	(178,043)	(61,136)
Total distributions	$(658,679)	$(812,094)	$(291,158)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$488,372	$1,366,911	$536,966
Proceeds from sale of shares - Class I	1,210,013	1,621,432	2,288,695
Proceeds from reinvested dividends - Class A	589,051	538,672	208,613
Proceeds from reinvested dividends - Class I	19,761	107,881	51,061
Cost of shares redeemed - Class A	(4,087,541)	(5,949,102)	(1,574,263)
Cost of shares redeemed - Class I	(643,494)	(1,123,448)	(3,533)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,423,838)	$(3,437,654)	$1,507,539

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(414,479)	$(1,076,400)	$2,397,165
NET ASSETS, BEGINNING OF PERIOD	39,707,743	53,676,202	16,698,205
NET ASSETS, END OF PERIOD	$39,293,264	$52,599,802	$19,095,370

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Statements of Changes in Net Assets – for the year ended July 31, 2025

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,707,733	$243,693	$989,855
Net realized gain (loss) from investment transactions	(1,930,596)	(308,507)	(152,501)
Net change in unrealized appreciation (depreciation) of investments	(970,573)	(81,256)	(1,534,174)
Net increase (decrease) in net assets resulting from operations	$(1,193,436)	$(146,070)	$(696,820)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,487,268)	$(238,683)	$(874,019)
Distributions - Class I	(219,872)	(4,678)	(115,774)
Total distributions	$(1,707,140)	$(243,361)	$(989,793)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,606,250	$54,150	$2,171,315
Proceeds from sale of shares - Class I	948,779	43,800	1,962,461
Proceeds from reinvested dividends - Class A	1,374,509	209,064	764,410
Proceeds from reinvested dividends - Class I	112,691	4,672	105,530
Cost of shares redeemed - Class A	(8,108,149)	(1,355,696)	(5,889,257)
Cost of shares redeemed - Class I	(570,884)	(6,130)	(1,180,761)
Net increase (decrease) in net assets resulting from capital share transactions	$(4,636,804)	$(1,050,140)	$(2,066,302)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(7,537,380)	$(1,439,571)	$(3,752,915)
NET ASSETS, BEGINNING OF PERIOD	58,832,362	8,543,735	32,715,160
NET ASSETS, END OF PERIOD	$51,294,982	$7,104,164	$28,962,245

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Statements of Changes in Net Assets (continued) – for the year ended July 31, 2025

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,341,584	$1,718,701	$568,752
Net realized gain (loss) from investment transactions	34,287	(670,502)	(314,705)
Net change in unrealized appreciation (depreciation) of investments	(1,824,477)	(1,624,812)	(757,036)
Net increase (decrease) in net assets resulting from operations	$(448,606)	$(576,613)	$(502,989)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,254,296)	$(1,384,191)	$(525,118)
Distributions - Class I	(86,155)	(332,613)	(42,662)
Total distributions	$(1,340,451)	$(1,716,804)	$(567,780)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$1,855,822	$4,539,253	$1,127,387
Proceeds from sale of shares - Class I	762,733	2,061,871	506,704
Proceeds from reinvested dividends - Class A	1,198,607	1,161,392	476,697
Proceeds from reinvested dividends - Class I	44,468	216,482	37,556
Cost of shares redeemed - Class A	(6,961,554)	(11,149,390)	(4,784,715)
Cost of shares redeemed - Class I	(378,633)	(1,572,531)	(226,098)
Net increase (decrease) in net assets resulting from capital share transactions	$(3,478,557)	$(4,742,923)	$(2,862,469)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(5,267,614)	$(7,036,340)	$(3,933,238)
NET ASSETS, BEGINNING OF PERIOD	44,975,357	60,712,542	20,631,443
NET ASSETS, END OF PERIOD	$39,707,743	$53,676,202	$16,698,205

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Notes to Financial Statements (unaudited)

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”) seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital. KS Muni Fund and OK Muni Fund are diversified Funds. ME Muni Fund, NE Muni Fund, Tax-Free Fund for MT and Tax Free Fund for ND are non-diversified Funds.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers of the Funds, and the Principal Executive Officer and the Principal Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedules of Investments. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $200,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Viking Mutual Funds | January 31, 2026

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of January 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended January 31, 2026, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents— The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2026:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$–	$47,255,281	$–	$47,255,281
	Total	$–	$47,255,281	$–	$47,255,281

ME Muni Fund	Municipal Bonds	$–	$6,422,991	$–	$6,422,991
	Total	$–	$6,422,991	$–	$6,422,991

NE Muni Fund	Municipal Bonds	$–	$26,127,509	$–	$26,127,509
	Total	$–	$26,127,509	$–	$26,127,509

OK Muni Fund	Municipal Bonds	$–	$37,342,545	$–	$37,342,545
	Total	$–	$37,342,545	$–	$37,342,545

Tax-Free Fund for MT	Municipal Bonds	$–	$50,959,865	$–	$50,959,865
	Total	$–	$50,959,865	$–	$50,959,865

Tax-Free Fund for ND	Municipal Bonds	$–	$17,957,828	$–	$17,957,828
	Total	$–	$17,957,828	$–	$17,957,828

The Funds did not hold any Level 3 assets during the six months ended January 31, 2026.

Viking Mutual Funds | January 31, 2026

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2026, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$2,910,061	–	$ 370,200	$2,758,803	$2,371,608	$2,544,482
Sales	$7,487,606	$98,300	$3,536,071	$6,099,082	$5,991,601	$ 511,625

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/31/2026:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	42,030	11,669	62,368	46,111	151,146	62,422
Shares issued from reinvestments	69,736	9,503	37,733	56,008	59,518	23,812
Shares redeemed	(596,767)	(82,399)	(527,580)	(388,460)	(654,108)	(182,026)
Net increase (decrease)	(485,001)	(61,227)	(427,479)	(286,341)	(443,444)	(95,792)

Class I
Shares sold	52,953	214	77,446	114,217	178,727	268,584
Shares issued from reinvestments	6,158	287	6,778	1,881	11,914	5,812
Shares redeemed	(57,678)	(197)	(41,853)	(61,152)	(123,721)	(407)
Net increase (decrease)	1,433	304	42,371	54,946	66,920	273,989

Year Ended 7/31/2025:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	168,402	5,743	238,870	177,772	503,094	128,679
Shares issued from reinvestments	144,804	22,340	83,260	114,884	128,809	54,370
Shares redeemed	(855,415)	(146,000)	(637,881)	(665,156)	(1,235,124)	(544,084)
Net increase (decrease)	(542,209)	(117,917)	(315,751)	(372,500)	(603,221)	(361,035)

Class I
Shares sold	98,953	4,687	214,481	72,223	229,161	59,327
Shares issued from reinvestments	11,861	500	11,511	4,264	24,017	4,281
Shares redeemed	(59,766)	(663)	(129,177)	(36,021)	(174,721)	(25,426)
Net increase (decrease)	51,048	4,524	96,815	40,466	78,457	38,182

Viking Mutual Funds | January 31, 2026

NOTE 6: Income Tax Information

The  tax  character  of  current  year  distributions  paid  and  the  tax  basis  of  the  current  components  of  accumulated  earnings  (deficit)  will  be  determined at the end of the current tax year ending July 31, 2026.

At July 31, 2025, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$51,192,773	$6,467,886	$29,372,249	$40,015,537	$53,985,865	$15,733,546
Unrealized appreciation	$134,663	$12,102	$71,069	$139,380	$79,956	$64,054
Unrealized depreciation	(1,715,353)	(257,078)	(1,242,344)	(1,459,353)	(1,690,989)	(744,311)
Net unrealized appreciation/ (depreciation)*	$(1,580,690)	$(244,976)	$(1,171,275)	$(1,319,973)	$(1,611,033)	$(680,257)

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount and the tax deferral of losses on wash sales.

The tax character of distributions were as follows:

Year ended 7/31/2025:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt Income	$1,706,612	$243,439	$987,776	$1,340,727	$1,716,894	$567,761
Taxable Income	-	-	-	-	-	-
Total Income	$1,706,612	$243,439	$987,776	$1,340,727	$1,716,894	$567,761

Year ended 7/31/2024:
Tax-exempt Income	$1,565,459	$270,721	$956,698	$1,349,433	$1,746,890	$581,255
Taxable Income	21,399	8,520	13,185	11,429	15,603	6,804
Total Income	$1,586,858	$279,241	$969,883	$1,360,862	$1,762,493	$588,059

As of July 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$19,312	$2,451	$11,385	$7,878	$28,056	$5,198
Distributions payable	(19,304)	(2,419)	(11,390)	(7,870)	(27,946)	(5,226)
Capital loss carryforward	(7,468,185)	(1,550,571)	(5,442,582)	(6,872,486)	(9,648,547)	(4,346,452)
Unrealized appreciation/ (depreciation)*	(1,580,690)	(244,976)	(1,171,275)	(1,319,973)	(1,611,033)	(680,257)
Total accumulated earnings/(deficit)	$(9,048,867)	$(1,795,515)	$(6,613,862)	$(8,192,451)	$(11,259,470)	$(5,026,737)

The Funds’ capital loss carryforward amounts as of July 31, 2025 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$1,775,499	$495,384	$1,278,125	$1,455,998	$3,144,364	$1,000,422
Non-expiring L-T losses	5,692,686	1,055,187	4,164,457	5,416,488	6,504,183	3,346,030
Total	$7,468,185	$1,550,571	$5,442,582	$6,872,486	$9,648,547	$4,346,452

Capital loss carryforward utilized	$-	$-	$-	$34,287	$-	$-

There were no reclassifications between distributable earnings (accumulated losses) and paid-in capital for the Funds for the year ended July 31, 2025.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

Viking Mutual Funds | January 31, 2026

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. The Funds’ pay investment advisory fees to VFM on a monthly basis. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2026 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2026, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/2026			Payable 1/31/2026
	Advisory Fees	Waived	Reimb.	Advisory	Waived	Reimb.
KS Muni Fund	$128,097	$48,700	$-	$20,904	$8,121	$-
ME Muni Fund	$17,645	$17,645	$16,241	$2,920	$2,920	$1,785
NE Muni Fund	$70,268	$39,014	$-	$11,281	$6,443	$-
OK Muni Fund	$100,021	$43,294	$-	$16,623	$7,061	$-
Tax-Free Fund for MT	$137,249	$49,118	$-	$22,260	$8,166	$-
Tax-Free Fund for ND	$47,300	$34,615	$-	$8,085	$5,594	$-

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. Amounts subject to recoupment and expiration dates are as follow:

	7/31/2026 Amount	7/31/2027 Amount	07/31/2028 Amount	Total
KS Muni Fund	$125,158	$122,198	$107,540	$354,896
ME Muni Fund	$58,758	$57,713	$68,315	$184,786
NE Muni Fund	$100,193	$88,798	$82,837	$271,828
OK Muni Fund	$115,141	$99,757	$94,893	$309,791
Tax-Free Fund for MT	$133,646	$119,811	$108,365	$361,822
Tax Free Fund for ND	$76,459	$69,819	$72,734	$219,012

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/2026			Payable 1/31/2026
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$2,025	$2,720	$55,157	$8,947
ME Muni Fund - A	$2,219	$-	$8,616	$1,425
NE Muni Fund - A	$5,191	$-	$30,327	$4,779
OK Muni Fund - A	$2,632	$-	$46,668	$7,631
Tax-Free Fund for MT - A	$6,899	$-	$54,525	$8,732
Tax-Free Fund for ND - A	$2,509	$-	$18,996	$3,173

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class. Sub-transfer agent out-of-pocket expenses are included in the transfer agent fees below and in the transfer agent out-of-pocket balance on the Statements of Operations.

IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis and an additional fee of $1,000 per month for each additional share class plus reimbursement of out-of-pocket expenses. Commencing on November 30, 2024, IFS also charges a $2,500 annual fee for tailored shareholder reporting plus an additional fee of $750 per year for each share class. Certain Officers of the Funds are also Officers and Governors of IFS.

Viking Mutual Funds | January 31, 2026

	Six Months Ended 1/31/2026		Payable 1/31/2026
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$35,397	$56,032	$5,308	$9,250
ME Muni Fund	$7,861	$25,105	$1,256	$4,215
NE Muni Fund	$20,956	$39,840	$2,803	$6,556
OK Muni Fund	$28,004	$48,170	$4,238	$8,052
Tax-Free Fund for MT	$37,453	$58,594	$5,426	$9,630
Tax-Free Fund for ND	$15,026	$33,409	$2,729	$5,661

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

NOTE 9: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Viking Mutual Funds | January 31, 2026

Financial Highlights

Kansas Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$9.20	$9.70	$9.75	$10.17	$11.08	$11.15

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.15	$0.29	$0.25	$0.22	$0.18	$0.19
Net realized and unrealized gain (loss) on investments(2)	0.43	(0.50)	(0.05)	(0.42)	(0.91)	(0.07)
Total from investment operations	$0.58	$(0.21)	$0.20	$(0.20)	$(0.73)	$0.12

Dividends from net investment income	$(0.15)	$(0.29)	$(0.25)	$(0.22)	$(0.18)	$(0.19)

NET ASSET VALUE, END OF PERIOD	$9.63	$9.20	$9.70	$9.75	$10.17	$11.08

Total Return (excludes any applicable sales charge)#	6.39%	(2.23%)	2.09%	(1.98%)	(6.62%)	1.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$41,918	$44,535	$52,202	$55,633	$60,816	$70,686
Ratio of expenses to average net assets after waivers^(3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers^	1.17%	1.17%	1.18%	1.17%	1.15%	1.15%
Ratio of net investment income to average net assets^(3)	3.23%	3.02%	2.59%	2.21%	1.75%	1.67%
Portfolio turnover rate#	5.90%	42.15%	29.19%	33.60%	15.28%	4.30%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Financial Highlights

Kansas Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$9.21	$9.71	$9.75	$10.17	$11.08	$11.15

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.17	$0.31	$0.27	$0.24	$0.20	$0.21
Net realized and unrealized gain (loss) on investments(2)	0.42	(0.50)	(0.04)	(0.42)	(0.91)	(0.07)
Total from investment operations	$0.59	$(0.19)	$0.23	$(0.18)	$(0.71)	$0.14

Dividends from net investment income	$(0.17)	$(0.31)	$(0.27)	$(0.24)	$(0.20)	$(0.21)

NET ASSET VALUE, END OF PERIOD	$9.63	$9.21	$9.71	$9.75	$10.17	$11.08

Total Return (excludes any applicable sales charge)#	6.41%	(1.98%)	2.45%	(1.74%)	(6.38%)	1.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$7,086	$6,760	$6,630	$7,798	$10,443	$10,503
Ratio of expenses to average net assets after waivers^(3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers^	0.92%	0.92%	0.93%	0.92%	0.90%	0.90%
Ratio of net investment income to average net assets^(3)	3.48%	3.27%	2.84%	2.46%	1.97%	1.92%
Portfolio turnover rate#	5.90%	42.15%	29.19%	33.60%	15.28%	4.30%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Financial Highlights

Maine Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$9.06	$9.52	$9.49	$9.87	$10.89	$10.97

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.14	$0.28	$0.25	$0.21	$0.18	$0.19
Net realized and unrealized gain (loss) on investments(2)	0.39	(0.46)	0.03	(0.38)	(1.02)	(0.08)
Total from investment operations	$0.53	$(0.18)	$0.28	$(0.17)	$(0.84)	$0.11

Dividends from net investment income	$(0.14)	$(0.28)	$(0.25)	$(0.21)	$(0.18)	$(0.19)

NET ASSET VALUE, END OF PERIOD	$9.45	$9.06	$9.52	$9.49	$9.87	$10.89

Total Return (excludes any applicable sales charge)#	5.88%	(1.90%)	3.05%	(1.74%)	(7.74%)	1.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$6,672	$6,946	$8,421	$9,818	$10,908	$13,477
Ratio of expenses to average net assets after waivers^(3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers^	1.94%	1.83%	1.54%	1.53%	1.46%	1.40%
Ratio of net investment income to average net assets^(3)	2.99%	3.03%	2.69%	2.16%	1.76%	1.73%
Portfolio turnover rate#	0.00%	18.05%	69.10%	0.00%	9.66%	15.80%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Financial Highlights

Maine Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$9.07	$9.52	$9.49	$9.87	$10.89	$10.98

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.15	$0.31	$0.28	$0.23	$0.21	$0.22
Net realized and unrealized gain (loss) on investments(2)	0.39	(0.45)	0.03	(0.38)	(1.02)	(0.09)
Total from investment operations	$0.54	$(0.14)	$0.31	$(0.15)	$(0.81)	$0.13

Dividends from net investment income	$(0.15)	$(0.31)	$(0.28)	$(0.23)	$(0.21)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$9.46	$9.07	$9.52	$9.49	$9.87	$10.89

Total Return (excludes any applicable sales charge)#	6.01%	(1.55%)	3.30%	(1.50%)	(7.52%)	1.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$168	$158	$123	$517	$602	$973
Ratio of expenses to average net assets after waivers^(3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers^	1.69%	1.60%	1.29%	1.28%	1.21%	1.15%
Ratio of net investment income to average net assets^(3)	3.24%	3.28%	2.94%	2.41%	2.01%	1.98%
Portfolio turnover rate#	0.00%	18.05%	69.10%	0.00%	9.66%	15.80%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Financial Highlights

Nebraska Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$8.86	$9.38	$9.47	$9.81	$10.64	$10.77

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.15	$0.30	$0.26	$0.19	$0.15	$0.17
Net realized and unrealized gain (loss) on investments(2)	0.36	(0.52)	(0.09)	(0.34)	(0.83)	(0.13)
Total from investment operations	$0.51	$(0.22)	$0.17	$(0.15)	$(0.68)	$0.04

Dividends from net investment income	$(0.15)	$(0.30)	$(0.26)	$(0.19)	$(0.15)	$(0.17)

NET ASSET VALUE, END OF PERIOD	$9.22	$8.86	$9.38	$9.47	$9.81	$10.64

Total Return (excludes any applicable sales charge)#	5.83%	(2.41%)	1.87%	(1.56%)	(6.39%)	0.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$22,387	$25,303	$29,749	$33,188	$49,780	$55,363
Ratio of expenses to average net assets after waivers^(3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers^	1.26%	1.25%	1.24%	1.20%	1.17%	1.18%
Ratio of net investment income to average net assets^(3)	3.34%	3.26%	2.81%	1.93%	1.51%	1.59%
Portfolio turnover rate#	1.38%	32.31%	79.45%	19.33%	26.33%	8.21%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Financial Highlights

Nebraska Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$8.86	$9.37	$9.47	$9.81	$10.63	$10.76

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.17	$0.32	$0.29	$0.21	$0.18	$0.20
Net realized and unrealized gain (loss) on investments(2)	0.35	(0.51)	(0.10)	(0.34)	(0.82)	(0.13)
Total from investment operations	$0.52	$(0.19)	$0.19	$(0.13)	$(0.64)	$0.07

Dividends from net investment income	$(0.17)	$(0.32)	$(0.29)	$(0.21)	$(0.18)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$9.21	$8.86	$9.37	$9.47	$9.81	$10.63

Total Return (excludes any applicable sales charge)#	5.85%	(2.07%)	2.02%	(1.32%)	(6.07%)	0.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,198	$3,659	$2,966	$3,695	$2,520	$2,495
Ratio of expenses to average net assets after waivers^(3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers^	1.01%	1.00%	0.99%	0.95%	0.92%	0.93%
Ratio of net investment income to average net assets^(3)	3.59%	3.51%	3.06%	2.18%	1.76%	1.84%
Portfolio turnover rate#	1.38%	32.31%	79.45%	19.33%	26.33%	8.21%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Financial Highlights

Oklahoma Municipal Fund, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$10.15	$10.59	$10.64	$11.02	$12.14	$12.08

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.17	$0.33	$0.29	$0.23	$0.17	$0.18
Net realized and unrealized gain (loss) on investments(2)	0.52	(0.44)	(0.05)	(0.38)	(1.12)	0.06
Total from investment operations	$0.69	$(0.11)	$0.24	$(0.15)	$(0.95)	$0.24

Dividends from net investment income	$(0.17)	$(0.33)	$(0.29)	$(0.23)	$(0.17)	$(0.18)

NET ASSET VALUE, END OF PERIOD	$10.67	$10.15	$10.59	$10.64	$11.02	$12.14

Total Return (excludes any applicable sales charge)#	6.87%	(1.07%)	2.33%	(1.34%)	(7.88%)	2.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$35,983	$37,118	$42,700	$51,337	$61,402	$77,021
Ratio of expenses to average net assets after waivers^(3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers^	1.20%	1.21%	1.18%	1.18%	1.15%	1.14%
Ratio of net investment income to average net assets^(3)	3.28%	3.17%	2.77%	2.16%	1.45%	1.51%
Portfolio turnover rate#	7.17%	29.22%	69.12%	22.50%	38.98%	11.13%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Financial Highlights

Oklahoma Municipal Fund, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$10.15	$10.60	$10.65	$11.03	$12.15	$12.09

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.19	$0.36	$0.32	$0.26	$0.20	$0.21
Net realized and unrealized gain (loss) on investments(2)	0.53	(0.45)	(0.05)	(0.38)	(1.12)	0.06
Total from investment operations	$0.72	$(0.09)	$0.27	$(0.12)	$(0.92)	$0.27

Dividends from net investment income	$(0.19)	$(0.36)	$(0.32)	$(0.26)	$(0.20)	$(0.21)

NET ASSET VALUE, END OF PERIOD	$10.68	$10.15	$10.60	$10.65	$11.03	$12.15

Total Return (excludes any applicable sales charge)#	7.10%	(0.92%)	2.59%	(1.09%)	(7.64%)	2.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,311	$2,590	$2,275	$3,321	$3,216	$4,970
Ratio of expenses to average net assets after waivers^(3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers^	0.95%	0.95%	0.93%	0.93%	0.90%	0.89%
Ratio of net investment income to average net assets^(3)	3.53%	3.42%	3.02%	2.41%	1.70%	1.76%
Portfolio turnover rate#	7.17%	29.22%	69.12%	22.50%	38.98%	11.13%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Financial Highlights

Viking Tax-Free Fund for Montana, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$8.78	$9.15	$9.22	$9.51	$10.34	$10.35

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.13	$0.27	$0.25	$0.22	$0.17	$0.17
Net realized and unrealized gain (loss) on investments(2)	0.39	(0.37)	(0.07)	(0.29)	(0.83)	(0.01)
Total from investment operations	$0.52	$(0.10)	$0.18	$(0.07)	$(0.66)	$0.16

Dividends from net investment income	$(0.13)	$(0.27)	$(0.25)	$(0.22)	$(0.17)	$(0.17)

NET ASSET VALUE, END OF PERIOD	$9.17	$8.78	$9.15	$9.22	$9.51	$10.34

Total Return (excludes any applicable sales charge)#	5.98%	(1.16%)	1.98%	(0.76%)	(6.46%)	1.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$40,994	$43,150	$50,466	$54,906	$65,357	$79,710
Ratio of expenses to average net assets after waivers^(3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers^	1.16%	1.17%	1.17%	1.17%	1.14%	1.13%
Ratio of net investment income to average net assets^(3)	2.91%	2.96%	2.72%	2.33%	1.68%	1.65%
Portfolio turnover rate#	4.49%	22.82%	31.96%	16.20%	26.78%	12.00%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Financial Highlights

Viking Tax-Free Fund for Montana, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$8.78	$9.15	$9.22	$9.51	$10.34	$10.35

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.14	$0.29	$0.27	$0.24	$0.19	$0.20
Net realized and unrealized gain (loss) on investments(2)	0.39	(0.37)	(0.07)	(0.29)	(0.83)	(0.01)
Total from investment operations	$0.53	$(0.08)	$0.20	$(0.05)	$(0.64)	$0.19

Dividends from net investment income	$(0.14)	$(0.29)	$(0.27)	$(0.24)	$(0.19)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$9.17	$8.78	$9.15	$9.22	$9.51	$10.34

Total Return (excludes any applicable sales charge)#	6.12%	(0.92%)	2.23%	(0.51%)	(6.21%)	1.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$11,605	$10,526	$10,247	$11,607	$15,776	$18,055
Ratio of expenses to average net assets after waivers^(3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers^	0.91%	0.92%	0.92%	0.92%	0.89%	0.88%
Ratio of net investment income to average net assets^(3)	3.16%	3.21%	2.97%	2.58%	1.93%	1.90%
Portfolio turnover rate#	4.49%	22.82%	31.96%	16.20%	26.78%	12.00%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Financial Highlights

Viking Tax-Free Fund for North Dakota, Class A

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$8.47	$8.99	$9.11	$9.51	$10.36	$10.39

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.13	$0.27	$0.24	$0.19	$0.16	$0.19
Net realized and unrealized gain (loss) on investments(2)	0.41	(0.52)	(0.12)	(0.40)	(0.85)	(0.03)
Total from investment operations	$0.54	$(0.25)	$0.12	$(0.21)	$(0.69)	$0.16

Dividends from net investment income	$(0.13)	$(0.27)	$(0.24)	$(0.19)	$(0.16)	$(0.19)

NET ASSET VALUE, END OF PERIOD	$8.88	$8.47	$8.99	$9.11	$9.51	$10.36

Total Return (excludes any applicable sales charge)#	6.45%	(2.81%)	1.35%	(2.18%)	(6.70%)	1.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$14,982	$15,097	$19,274	$22,552	$27,459	$30,747
Ratio of expenses to average net assets after waivers^(3)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers^	1.35%	1.38%	1.30%	1.28%	1.23%	1.24%
Ratio of net investment income to average net assets^(3)	3.03%	3.11%	2.67%	2.08%	1.63%	1.85%
Portfolio turnover rate#	2.96%	23.04%	55.91%	12.19%	22.82%	22.02%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Financial Highlights

Viking Tax-Free Fund for North Dakota, Class I

Selected per share data and ratios for the periods indicated

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/26+	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
NET ASSET VALUE, BEGINNING OF PERIOD	$8.47	$8.99	$9.11	$9.51	$10.36	$10.39

Income (loss) from investment operations:
Net investment income (loss)(1)	$0.14	$0.30	$0.26	$0.21	$0.19	$0.22
Net realized and unrealized gain (loss) on investments(2)	0.41	(0.52)	(0.12)	(0.40)	(0.85)	(0.03)
Total from investment operations	$0.55	$(0.22)	$0.14	$(0.19)	$(0.66)	$0.19

Dividends from net investment income	$(0.14)	$(0.30)	$(0.26)	$(0.21)	$(0.19)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$8.88	$8.47	$8.99	$9.11	$9.51	$10.36

Total Return (excludes any applicable sales charge)#	6.58%	(2.57%)	1.61%	(1.94%)	(6.46%)	1.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,113	$1,602	$1,357	$1,491	$1,631	$2,069
Ratio of expenses to average net assets after waivers^(3)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers^	1.09%	1.13%	1.05%	1.03%	0.98%	0.99%
Ratio of net investment income to average net assets^(3)	3.28%	3.36%	2.92%	2.33%	1.88%	2.10%
Portfolio turnover rate#	2.96%	23.04%	55.91%	12.19%	22.82%	22.02%

(1)	Per share net investment income (loss) has been calculated using the average daily shares method.

(2)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(3)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

+	Unaudited.

^	Annualized for periods less than one year.

#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Viking Mutual Funds | January 31, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with Cohen during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

As of January 31, 2026, Trustees who are not considered to be “interested persons,” as that term is defined in the 1940 Act, of Viking Mutual Funds (the “Independent Trustees”) are paid an annual fee of $31,500 for service as trustee on the boards of the trusts in the Fund Complex (the Registrant and The Integrity Funds). In addition, each Independent Trustee is entitled to receive a fee of $3,500 for attendance at each meeting of the Board of Trustees (whether attendance is telephonic or in person) that is not on the regular Board of Trustees meeting schedule. For the fiscal year ended July 31, 2025, the aggregate remuneration paid by the Trust to the Independent Trustees was $23,960. In addition, for the fiscal year ended July 31, 2025, Brent M. Wheeler was paid by the Trust an aggregate amount of $26,810 for service to the Fund Complex as Mutual Fund Chief Compliance Officer.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting held on November 7, 2025, the Board of Trustees (the “Board” or the “Trustees”) of Viking Mutual Funds (the “Trust”), including a majority of the trustees who are neither a party to the advisory agreement nor “interested persons” of any such party (the “Independent Trustees”), unanimously determined to renew the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of its series (each, a “Fund,” and together, the “Funds”), and Viking Fund Management, LLC (“Viking” or the “Adviser”). The Board considered information received and discussions held at the November 7, 2025 Board meeting and, with respect to the Independent Trustees, discussions held at the October 13, 2025 meeting of the Governance Committee.

In determining whether it was appropriate to renew the Advisory Agreement, the Trustees requested and reviewed information, provided by the Adviser, that they believed to be reasonably necessary to reach their conclusion. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. In connection with the renewal of the Advisory Agreement for each Fund, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission disclosure rules relating to the renewal of advisory contracts, which include, but are not limited to, the following:

(a)	the nature, extent and quality of services provided to the Fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the Fund’s investment performance as compared to standardized industry performance data;

(d)	the costs and profitability of furnishing the investment management services to the Fund;

(e)	the extent to which the Adviser or Sub-Adviser realizes economies of scale as the Fund grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(f)	an analysis of the rates charged by other investment advisers to similar funds;

(g)	the expense ratios of the Fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the Adviser and, if applicable, the Sub-Adviser associated with its relationship with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.

Viking Mutual Funds | January 31, 2026

In reviewing the Advisory Agreement with the Trust on behalf of the Funds, the Trustees considered, among other things, the advisory fees, each Fund’s past performance, the nature, extent and quality of the services provided, the profitability of the Adviser and its affiliates that provide services to the Funds (costs and profits from furnishing services to each Fund), and the contractual expense limitations agreed to by the Adviser with respect to Fund expenses. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, the skills and capabilities of the personnel of the Adviser and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services. The Board considered that the Adviser currently provides services to 12 funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds to municipal funds. The Board also considered that the Adviser has a strong culture of compliance and provides quality services. The Board noted that the expertise of the Adviser is attributable to its long-term focus on managing investment companies. They considered the background and experience of the Adviser personnel. The Board discussed the depth of the portfolio management team. Based on the information provided, the Board determined that the overall nature, extent and quality of the services provided by the Adviser have historically been, and continue to be, adequate and appropriate.

Investment performance. The Board considered the total return history and category rankings of each Fund, according to Morningstar data, as well as additional information and commentary of the Adviser regarding the differences in the investment profile of the Funds versus the applicable index and peer group. The Board considered information provided by the Adviser regarding certain limitations of the peer group categories, noting that certain Fund's average maturity range falls between two Morningstar categories. With respect to index performance comparisons, the Board recognized that the index of each Fund is a general municipal index. In this regard, the Board made the following observations:

As of September 30, 2025, the Morningstar risk rating for Class A shares of: (1) Kansas Municipal Fund was above average for the 3-, 5-, and 10-year periods; (2) Nebraska Municipal Fund was above average for the 3-, 5-, and 10-year periods; (3) Oklahoma Municipal Fund was high for the 3-, 5- and 10-year periods; (4) Maine Municipal Fund was average for the 3-, 5- and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was high for the 3- and 5-year periods and above average for the 10-year period; and (6) Viking Tax-Free Fund for Montana was average for the 3-, 5- and 10-year periods.

As of September 30, 2025, the Morningstar return rating for Class A shares of: (1) Kansas Municipal Fund was below average for the 3- and 10-year periods, and low for the 5-year period; (2) Nebraska Municipal Fund was below average for the 3- and 10-year periods, and low for the 5-year period; (3) Oklahoma Municipal Fund was average for the 3-year period and below average for the 5- and 10-year periods; (4) Maine Municipal Fund was rated as below average for the 3- and 5-year periods and low for the 10-year period; (5) Viking Tax-Free Fund for North Dakota was low for the 3-, 5-, and 10-year periods; and (6) Viking Tax-Free Fund for Montana was below average for the 3- and 5-year periods and average for the 10-year period.

As of September 30, 2025, the Fund performance for Class A shares of: (1) Kansas Municipal Fund was below its index and category median for the 1-, 3-, 5- and 10-year periods; (2) Nebraska Municipal Fund was below its index and category median for the 1-, 3-, 5- and 10-year periods; (3) Oklahoma Municipal Fund was below its index and category median for the 1-, 3-, 5- and 10-year periods; (4) Maine Municipal Fund was below its index and category median for the 1-, 3-, 5- and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was below its index and category median for the 1-, 3-, 5 and 10-year periods; and (6) Viking Tax-Free Fund for Montana was below its index and category median for the 1-, 3-, 5- and 10-year periods. The Board determined that the performance of each Fund was satisfactory and that each Fund has sought to meet its investment objective(s) pursuant to its principal investment strategies.

Profitability. In connection with its review of advisory fees, the Board also considered the profitability to the Adviser and its affiliates from their relationship with the Funds. In this regard, the Board received information regarding the financial condition of the Adviser and the distributor for the calendar year ended December 31, 2024 and the six months ended June 30, 2025. The Board also received Fund-by-Fund profitability information, which included fees and expenses of the Adviser as well as the affiliated distributor and transfer agent. Based on the information provided, the Board concluded that the level of profitability under the Advisory Agreement was not unreasonable in light of the services provided and taking into account fees and expenses of affiliated service providers to the Funds.

Economies of scale. The Board considered whether there were economies of scale with respect to management of the Funds and whether the Adviser had benefitted from any economies of scale. In this regard, the Board considered information regarding each Fund’s size and noted that the size of each Fund had not reached an asset level at which the Adviser would materially benefit from economies of scale. The Board also noted that each Fund’s expenses are managed pursuant to a contractual expense limitation. The Board determined that the advisory fees are structured appropriately based on the size of the respective Fund.

Viking Mutual Funds | January 31, 2026

Analysis of the rates charged by other investment advisers to similar funds. The Board considered that a comparison of the advisory fees charged by the Adviser with respect to the Funds to advisory fees charged by other investment advisers to other funds with a similar investment strategy and size, as compiled by the Adviser, reflected that the fees charged by the Adviser for each Fund are comparable to those charged by other investment advisers to other similar funds.

Expense ratios of the Fund as compared to data for comparable funds. The Board considered that a comparison of the net annual operating expense for Class A shares of each Fund to other funds with a similar investment strategy and within fund complexes of similar size, as determined by the Adviser, reflected that the net operating expense of 0.98% for Class A shares of each Fund is comparable to, although generally higher than, that of other similar funds. The Board considered information provided by the Adviser regarding the limitations of certain peer group comparisons.

Information with respect to all benefits to the Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund. The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship to the Funds except for fees earned for services provided. The Board considered that the Adviser uses an internal model to provide services to the Funds and that the Adviser or its affiliates provide most services to the Funds including distribution and transfer agency services. The Board considered that the Adviser does not benefit from soft dollar arrangements with respect to securities trading in the Funds in light of the types of securities traded for the Funds.

In voting unanimously to renew the Advisory Agreement, the Board did not identify any single factor as being of paramount importance. The Board unanimously determined that, after considering all relevant factors, the renewal of the Advisory Agreement is in the best interests of each of the Funds and that the advisory fees are reasonable considering the nature, extent and quality of services provided by the Adviser.

Item 12. Disclosures of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities for Closed-End Management Investment Companies

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees in the last fiscal half-year.

Item 16. Controls and Procedures

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Viking Mutual Funds | January 31, 2026

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recover of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)	(1)	The Registrant’s code of ethics filed pursuant to Item 2 of the N-CSR was filed with the Registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Viking Mutual Funds | January 31, 2026

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

March 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
Principal Executive Officer

March 16, 2026

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Principal Financial Officer

March 16, 2026

Viking Mutual Funds | January 31, 2026